RESTRICTED NET ASSETS (Details Narrative) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	¥ 623,920	¥ 653,035